Derivative Financial Instruments and Off-balance sheet Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Volume and Fair Value Positions of Derivative Instruments and Reporting Location in Statement of Financial Position

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2013. None of these derivatives are designated as accounting hedging instruments.

	Asset derivatives
($ in thousands)	Balance sheet location	Volume- notional amount	Fair value, net	Gross asset	Gross liability
Interest rate contracts
Interest rate cap agreements	Other investments	$40,100	$1,076	$1,076	$—
Embedded derivative financial instruments
Conversion options	Fixed income securities	42	—	—	—
Other contracts
Structured settlement annuity reinsurance agreement	Other assets	—	27,826	27,826	—

Total asset derivatives		$40,142	$28,902	$28,902	$—

	Liability derivatives
	Balance sheet location	Volume- notional amount	Fair value, net	Gross asset	Gross liability
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	$136,770	$(7,925)	$—	$(7,925)
Guaranteed withdrawal benefits	Contractholder funds	28,924	(677)	—	(677)
Equity-indexed options in life product contracts	Contractholder funds	9,581	(595)	—	(595)

Total liability derivatives		175,275	(9,197)	$—	$(9,197)

Total derivatives		$215,417	$19,705

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2012. None of these derivatives are designated as accounting hedging instruments.

	Asset derivatives
($ in thousands)	Balance sheet location	Volume- notional amount	Fair value, net	Gross asset	Gross liability
Interest rate contracts
Interest rate cap agreements	Other investments	$152,400	$306	$306	$—
Embedded derivative financial instruments
Conversion options	Fixed income securities	1,000	83	83	—
Other contracts
Structured settlement annuity reinsurance agreement	Other assets	—	34,655	34,655	—

Total asset derivatives		$153,400	$35,044	$35,044	$—

	Liability derivatives
	Balance sheet location	Volume- notional amount	Fair value, net	Gross asset	Gross liability
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	$148,926	$(15,508)	$—	$(15,508)
Guaranteed withdrawal benefits	Contractholder funds	29,800	(2,071)	—	(2,071)
Equity-indexed options in life product contracts	Contractholder funds	6,589	(298)	—	(298)

Total liability derivatives		185,315	(17,877)	$—	$(17,877)

Total derivatives		$338,715	$17,167

Summary of Gains and Losses from Valuation and Settlements For Derivatives Not Designated As Hedges

The following tables present gains and losses from valuation and settlements reported on derivatives not designated as accounting hedging instruments in the Statements of Operations and Comprehensive Income for the years ended December 31.

	2013
($ in thousands)	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total gain (loss) recognized in net income on derivatives
Interest rate contracts	$431	$—	$—	$431
Embedded derivative financial instruments	(83)	8,977	(297)	8,597
Other contracts - structured settlement annuity reinsurance agreement	(10,297)	—	—	(10,297)

Total	$(9,949)	$8,977	$(297)	$(1,269)

	2012
	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total gain (loss) recognized in net income on derivatives
Interest rate contracts	$(296)	$—	$—	$(296)
Embedded derivative financial instruments	(13)	4,119	(142)	3,964
Other contracts - structured settlement annuity reinsurance agreement	14,276	—	—	14,276

Total	$13,967	$4,119	$(142)	$17,944

	2011
	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total gain (loss) recognized in net income on derivatives
Interest rate contracts	$(3,153)	$—	$—	$(3,153)
Embedded derivative financial instruments	3	(4,154)	(156)	(4,307)
Other contracts - structured settlement annuity reinsurance agreement	18,246	—	—	18,246

Total	$15,096	$(4,154)	$(156)	$10,786

Summary of Counterparty Credit Exposure by Counterparty Credit Rating

The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company’s OTC derivatives.

($ in thousands)	2013				2012
Rating(1)	Number of counter- parties	Notional Amount(2)	Credit exposure(2)	Exposure, net of collateral(2)	Number of counter- parties	Notional Amount(2)	Credit exposure(2)	Exposure, net of collateral(2)
A+	1	$21,700	$624	$624	1	$18,800	$209	$209
A	2	10,700	227	227	1	7,900	45	45
A-	—	—	—	—	2	68,700	21	21
BBB+	1	2,700	156	156	1	5,000	31	31
BBB	1	5,000	69	69	—	—	—	—

Total	5	$40,100	$1,076	$1,076	5	$100,400	$306	$306

(1)	Rating is the lower of S&P or Moody’s ratings.
(2)	Only OTC derivatives with a net positive fair value are included for each counterparty.